Shareholder Report, Holdings (Details)	Jun. 30, 2026
MH Elite Small Cap Fund of Funds | Oberweis Micro Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
MH Elite Small Cap Fund of Funds | Hood River Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
MH Elite Small Cap Fund of Funds | Invesco Small Cap Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
MH Elite Small Cap Fund of Funds | Aegis Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
MH Elite Small Cap Fund of Funds | Vanguard Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
MH Elite Small Cap Fund of Funds | Congress Small Cap Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
MH Elite Small Cap Fund of Funds | Fidelity Stock Selector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
MH Elite Small Cap Fund of Funds | Fuller And Thaler Behavioral [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
MH Elite Small Cap Fund of Funds | James Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
MH Elite Small Cap Fund of Funds | Vanguard Small Cap Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
MH Elite Small Cap Fund of Funds | Small Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.52%
MH Elite Small Cap Fund of Funds | Small Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.39%
MH Elite Small Cap Fund of Funds | Small Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.44%
MH Elite Small Cap Fund of Funds | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
MH Elite Small Cap Fund of Funds | Other Assets Less Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
MH Elite Fund of Funds
Holdings [Line Items]
Percent of Net Asset Value	77.38%
MH Elite Fund of Funds | Shelton Capital Mgmt Nasdaq [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
MH Elite Fund of Funds | Vanguard Tax Managed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
MH Elite Fund of Funds | Putnam Large Cap Class Y [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
MH Elite Fund of Funds | Fidelity Mega Cap Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
MH Elite Fund of Funds | Bny Mellon Dynamic Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
MH Elite Fund of Funds | Putnam Core Equity Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
MH Elite Fund of Funds | Fidelity Large Cap Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
MH Elite Fund of Funds | Fidelity 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
MH Elite Fund of Funds | Federated Hermes Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
MH Elite Fund of Funds | Federated Hermes Class I S [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
MH Elite Fund of Funds | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
MH Elite Fund of Funds | Other Assets Less Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
MH Elite Fund of Funds | Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.64%
MH Elite Fund of Funds | Large Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.18%
MH Elite Fund of Funds | Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.97%
MH Elite Fund of Funds | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
MH Elite Select Portfolio of Funds
Holdings [Line Items]
Percent of Net Asset Value	78.04%
MH Elite Select Portfolio of Funds | Thornburg Global Opp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
MH Elite Select Portfolio of Funds | Fidelity Select Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
MH Elite Select Portfolio of Funds | Hartford International Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
MH Elite Select Portfolio of Funds | Eaton Vance Emerging Frontier [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%
MH Elite Select Portfolio of Funds | State Street Hedged Intl [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
MH Elite Select Portfolio of Funds | Wcm Focused Intl Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
MH Elite Select Portfolio of Funds | Schwab Fundamental Intl [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
MH Elite Select Portfolio of Funds | Artisan Global Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
MH Elite Select Portfolio of Funds | Third Avenue Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
MH Elite Select Portfolio of Funds | Pzena Emerging Mkts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MH Elite Select Portfolio of Funds | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
MH Elite Select Portfolio of Funds | Other Assets Less Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
MH Elite Select Portfolio of Funds | Diversified Emerging Mkts [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
MH Elite Select Portfolio of Funds | Foreign Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
MH Elite Select Portfolio of Funds | Foreign Large Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
MH Elite Select Portfolio of Funds | Foreign Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.76%
MH Elite Select Portfolio of Funds | Global Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
MH Elite Select Portfolio of Funds | Global Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
MH Elite Select Portfolio of Funds | Global Small Mid Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
MH Elite Select Portfolio of Funds | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
MH Elite Income Fund of Funds
Holdings [Line Items]
Percent of Net Asset Value	51.98%
MH Elite Income Fund of Funds | Dodge And Cox Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
MH Elite Income Fund of Funds | Eaton Vance Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
MH Elite Income Fund of Funds | Fidelity Select Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MH Elite Income Fund of Funds | Artisan High Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MH Elite Income Fund of Funds | Dodge And Cox Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MH Elite Income Fund of Funds | Bbh Income Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
MH Elite Income Fund of Funds | Pimco Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
MH Elite Income Fund of Funds | Franklin Convertible Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
MH Elite Income Fund of Funds | Fidelity Multi Asset Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
MH Elite Income Fund of Funds | Eaton Vance Emerging Mkts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
MH Elite Income Fund of Funds | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
MH Elite Income Fund of Funds | Other Assets Less Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
MH Elite Income Fund of Funds | Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.12%
MH Elite Income Fund of Funds | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
MH Elite Income Fund of Funds | Convertibles [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
MH Elite Income Fund of Funds | Emerging Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
MH Elite Income Fund of Funds | Ultrashort Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
MH Elite Income Fund of Funds | Global Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%
MH Elite Income Fund of Funds | High Yield Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
MH Elite Income Fund of Funds | Intermediate Core Plus Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
MH Elite Income Fund of Funds | Multisector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
MH Elite Income Fund of Funds | Short Term Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
MH Elite Income Fund of Funds | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%